Intangible Assets	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Intangible Assets [Abstract]
Intangible assets
4.	Intangible assets

	June 30, 2016	September 30, 2015

IP rights	$5,517,300	$6,782,000
Other intangible assets	1,405,995	354,755
	6,923,295	$7,136,755
Less: accumulated amortization	(1,219,575)	(536,470)
Net intangible assets	$5,703,720	$6,600,285

No significant residual value is estimated for these intangible assets. Aggregate amortization expense for the three and nine months ended June 30, 2016 totaled $233,997 and $684,484, respectively. Amortization for the three and nine months ended June 30, 2015 totaled $169,550 and $339,100, respectively. Additionally, for the three and nine months ended June 30, 2016, the Company recorded an impairment expense of $1,264,700 on the intangible – IP rights. No impairment charge was recorded for the three and nine months ended June 30, 2015.

During the third quarter of fiscal 2016, the Company determined that sufficient indicators of potential impairment existed, which require an interim intangible assets-IP rights impairment analysis as a result of reduction of revenue and negative working capital. Based on the results of the assessment, the Company determined that the carrying value of the intangible asset – IP rights was not fully recoverable, and an impairment charge was recorded to the extent that estimated fair value exceeded carrying value. The Company primarily used a relief from royalty income approach to determine the fair value of the intangible assets – IP rights. The relief from royalty income model incorporated projected cash flows over a forecast period based on the remaining estimated lives of the IP rights. This was based on a number of key assumptions, including, but not limited to, a discount rate of 21% and the annual revenue projections based on the projected levels of merchant participation during the forecast periods, all of which were classified as Level 3 in the fair value hierarchy.  As a result, the Company recorded an impairment charge of $1,264,700 on definite-lived intangible assets - IP rights during the three months and nine months ended June 30, 2016.

The following table represents the total estimated amortization of intangible assets for the five succeeding fiscal years subsequent to June 30, 2016:

For the Twelve Months Ending June 30,	Estimated Amortization Expense

2017	$855,516
2018	845,798
2019	712,595
2020	675,319
2021	675,319
2022 and thereafter	1,939,173
Total	$5,703,720

6. Intangible assets

As of September 30, 2015 and 2014, the Company has the following amounts related to intangible assets:

	2015	2014
IP rights	$6,782,000	$—
Other intangible assets	354,755	—
	7,136,755	$—
Less: accumulated amortization	(536,470)	—
Net intangible assets	$6,600,285	$—

No significant residual value is estimated for these intangible assets. Aggregate amortization expense for the years ended September 30, 2015, and September 30, 2014, totaled $536,470 and nil, respectively. The following table represents the total estimated amortization of intangible assets for the five succeeding years:

For the Year Ending September 30	Estimated Amortization Expense
2016	$854,200
2017	854,200
2018	826,312
2019	678,200
2020 and thereafter	$3,387,373